Subsequent Event:	3 Months Ended
Mar. 31, 2012
Subsequent Event:

Note 14.       Subsequent Event:

On May 16, 2012, the Company notified the convertible note holders that they have the right to require the Company to purchase all or a portion of their Notes on or before June 15, 2012 (the “Put Option”) and that the Company will pay, in cash, any notes validly surrendered. Concurrently with the Put Option, the Company announced a restructuring agreement (the “Restructuring”), subject to shareholder approval, with its three largest note holders (“Large Note holders”), covering 87.8% of the Company’s outstanding Notes. The holders of the remaining 12.2% of Company’s outstanding notes are herein referred to as the “Other Holders”.

Under the terms of the Restructuring which is subject to shareholder approval, the Notes of the Large Note holders that are not put to the Company for cash will be modified upon the following terms for each $1,000 in principal amount, plus any accrued and unpaid interest on the Notes through the date on which the Restructuring is consummated: $700 principal amount of Notes that are not put to the Company shall be exchanged for (i) $200.00 in cash, (ii) 147.06 Common Shares, and (iii) a pro rata portion of the aggregate 5% Contingent Value Right payable in respect of all Subject Notes; iv) a fee payable based on each holders pro rata percentage of Notes restructured in an aggregate amount of up to $1 million; and $300 principal of Notes that are not put to the Company shall remain outstanding and represent the same continuing indebtedness, subject to certain amended terms including the following:

(i) maturity date will be June 29, 2014; (ii) convertible into 250 shares of Common Stock per $1,000 (equivalent to a conversion price of $4.00) at any time after the closing date upon 3 days prior written notice to the Company; (iii) mandatory redemption obligation for an amount of cash equal to 120% of the face value thereof plus accrued and unpaid interest upon certain events related to the receipt of proceeds connected with the arbitration proceedings or sale or other disposition of the Company’s mining data; (iv) optional redemption for shares of Common Stock at the conversion price noted above plus cash for any accrued and unpaid interest if the closing sale price of its common shares is equal to or greater than 200% of the conversion price for at least 20 trading days in the period of 30 consecutive trading days; and (v) redemption at maturity by payment of cash in an amount equal to the principal plus accrued and unpaid interest thereon.

Each Large Note holder will be entitled to a contingent value right (“CVR”) that will entitle them to receive, net of certain deductions, a pro rata portion of and aggregate amount of 5% of the proceeds actually received by the Company with respect to the Arbitration proceedings or disposition of the Brisas Project mining data, net of certain deductions. The proceeds may be cash, commodities, bonds, shares or any other consideration received by the Company and if such proceeds are other than cash, the fair market value of such non-cash proceeds, net of any required deductions (e.g., for taxes) will be subject to the CVR.

The Company has filed a Tender Offer Statement on Schedule TO with the US Securities and Exchange Commission notifying all Note holders of the Put Option and expects to amend the Schedule TO to announce that the Restructuring will also be made available to Other Holders and to reflect the final terms of the proposed Restructuring of the Notes that has been agreed to with Large Note holders.

If the Shareholders do not approve the Restructuring, certain terms of the Notes will be amended subject to compliance with the Indenture (herein referred to as the “Alternative Transaction”). For the avoidance of doubt, all Other Holders that elect to participate in the Restructuring will receive the same treatment automatically. The more substantive amendments are expected to include the following:

(i) Put Option date will be Friday, September 14, 2012; (ii) common shares to be delivered upon exercise of the Put Option will have a floor price of $3.61 and a ceiling price of $4.00; (iii ) convertible into 250 shares of Common Stock per $1,000 (equivalent to a conversion price of $4.00) at any time after the closing date upon 3 days prior written notice to the Company; (iv) subject to mandatory redemption obligation for an amount of cash equal to 120% of the face value thereof plus accrued and unpaid interest upon certain events related to the receipt of proceeds connected with the arbitration proceedings or sale or other disposition of the Company’s mining data; (v) first priority blanket lien on all of the Company’s mining data to secure the Company’s obligations under the Notes.

The Company maintains Change of Control Agreements with each of the executive officers and several employees which were implemented by the Board to induce such individuals to remain with the Company and continue their involvement in the then ongoing development of the Brisas project and more recently, resolution of the investment dispute with Venezuela and the pursuit of new corporate opportunities. In addition, the directors, executive officers, and certain other employees are participants in the Director and Employee Retention Plan which contains vesting provisions linked to a change of control. In connection with the Restructuring described above, the Company’s executive officers, certain employees and directors will enter into Waiver Agreements, whereby such individuals will waive their rights to receive change of control payments that would otherwise be triggered pursuant to the Restructuring, excluding the Alternative Transaction as described above.

 In the event shareholders do not approve the Restructuring and Note holders tender to the Alternative Transaction, a change of control will likely result causing an estimated payout to individuals holding Change of Control Agreements and Retention Units at March 31, 2012,  determined exclusive of any gross-up payments as defined by the agreements, of approximately $22 million. In addition, under the terms of the Alternative Transaction, management would likely issue substantially more common shares in exchange for the tendered Notes, resulting in substantially more dilution to the existing shareholders.